Summary of Significant Accounting Policies - Schedule of Estimated Useful Life Property, Plant and Equipment (Details)	4 Months Ended
Sep. 30, 2018
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, plant and equipment estimated useful life	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, plant and equipment estimated useful life	25 years
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, plant and equipment estimated useful life	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, plant and equipment estimated useful life	15 years
Furniture and Fixtures [Member]
Property, plant and equipment estimated useful life	5 years
Office Equipment and Tools [Member] | Minimum [Member]
Property, plant and equipment estimated useful life	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, plant and equipment estimated useful life	6 years
Vehicles and Cranes [Member] | Minimum [Member]
Property, plant and equipment estimated useful life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, plant and equipment estimated useful life	8 years